Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Income and Comprehensive Income (Unaudited) - Parent [Member] - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating costs and expenses:
General and administrative expenses	$ (232,809)	$ (116,431)
Other income (expenses):
Realized (loss) gain on short-term investments	(3,094,084)	166,931
Change in fair value of short-term investments	(7,617,502)
Other expenses	(291)	(507)
Equity in loss of subsidiaries	(2,156,771)	(765,420)
Net loss	(13,101,457)	(715,427)
Foreign currency translation adjustments	312,852	1,399,775
Comprehensive (loss) income attributable to the Company	$ (12,788,605)	$ 684,348